Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]	We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks.
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Board is responsible for overseeing our cybersecurity risk management.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true